UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/15

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus Diversified Emerging Markets Fund

-Dreyfus/The Boston Company Small Cap Value Fund
-Dreyfus/The Boston Company Small Cap Growth Fund
-Dreyfus/The Boston Company Small/Mid Cap Growth Fund
-Dreyfus/Newton International Equity Fund

-Dreyfus Tax Sensitive Total Return Bond Fund

                                                                       FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Emerging Markets Fund
June 30, 2015 (Unaudited)

Common Stocks--62.1%	Shares		Value ($)
Brazil--1.9%
Banco Bradesco	7,800		70,195
Banco do Brasil	6,400		49,980
BM&FBovespa	170,300		641,959
BR Malls Participacoes	5,500		25,757
BRF	21,400		452,077
Cia de Saneamento Basico do Estado de Sao Paulo	42,200		223,955
EcoRodovias Infraestrutura e Logistrica	49,200		122,640
Embraer, ADR	19,960		604,588
Grupo BTG Pactual	55,500		510,355
JBS	141,200		742,991
Kroton Educacional	12,600		48,186
M Dias Branco	1,200		31,649
Qualicorp	46,100		292,249
Ultrapar Participacoes	4,700		99,318
			3,915,899
British Virgin Islands--.1%
Atlas Mara	39,630	a	247,687
Chile--.4%
Cia Cervecerias Unidas	5,697		60,348
Enersis	295,250		93,756
ENTEL Chile	54,325		600,802
			754,906
China--13.4%
Air China, Cl. H	184,000	b	207,938
Anhui Conch Cement, Cl. H	100,000		350,898
ANTA Sports Products	412,000		999,233
Bank of China, Cl. H	1,567,000		1,018,852
Beijing Capital International Airport, Cl. H	1,058,000		1,220,210
China CITIC Bank, Cl. H	102,000	a	81,321
China Construction Bank, Cl. H	4,135,000		3,776,768
China International Marine Containers Group, Cl. H	90,100		231,772
China Longyuan Power Group, Cl. H	562,000		624,964
China Merchants Bank, Cl. H	306,000		892,157
China Minsheng Banking, Cl. H	322,800		423,096
China National Building Material, Cl. H	528,000		499,286
China Oilfield Services, Cl. H	206,000		328,471
China Shenhua Energy, Cl. H	49,000		111,761
China Vanke, Cl. H	22,300		54,890
Chongqing Rural Commercial Bank, Cl. H	724,000		580,018
CNOOC	997,000		1,414,813
Country Garden Holdings	60,000		26,395
CRRC, Cl. H	30,000	a	46,055
Evergrande Real Estate Group	82,000		48,979
Huaneng Power International, Cl. H	524,000		730,073
Industrial & Commercial Bank of China, Cl. H	4,161,000		3,306,663
Jiangsu Expressway, Cl. H	166,000		218,005
Jiangxi Copper, Cl. H	77,000		128,539
Lenovo Group	586,000		811,920
Longfor Properties	15,000		23,879
New China Life Insurance, Cl. H	18,000		107,514

PetroChina, Cl. H	248,000		276,745
PICC Property & Casualty, Cl. H	280,000		637,911
Ping An Insurance Group Company of China, Cl. H	62,000		837,433
Shanghai Pharmaceuticals Holding, Cl. H	199,900		557,029
Sihuan Pharmaceutical Holdings Group	690,000	b	392,554
Sino-Ocean Land Holdings	46,500		35,153
Sinopharm Group, Cl. H	40,000		177,771
Sunny Optical Technology Group	270,000		588,656
Tencent Holdings	217,200		4,334,725
Vipshop Holdings, ADS	16,887	a	375,736
Weichai Power, Cl. H	104,000		346,821
WuXi PharmaTech, ADR	13,984	a	590,964
Zhejiang Expressway, Cl. H	490,000		680,174
Zhuzhou CSR Times Electric, Cl. H	19,500		146,158
			28,242,300
Colombia--.0%
Cemex Latam Holdings	2,600	a	12,734
Czech Republic--.2%
Komercni banka	2,019		447,568
Hong Kong--2.8%
Belle International Holdings	352,000		405,514
China Mobile	180,500		2,311,103
China Overseas Land & Investment	60,000		211,700
China Resources Cement Holdings	816,000		455,816
China Resources Land	176,000		571,034
China Unicom Hong Kong	300,000		472,164
COSCO Pacific	328,685		446,074
Orient Overseas International	76,000		388,748
Shimao Property Holdings	20,500		40,463
Sino Biopharmaceutical	476,000		552,664
			5,855,280
Hungary--.5%
OTP Bank	21,420		423,970
Richter Gedeon	36,018		541,048
			965,018
India--6.6%
Bank of India	153,652	a	413,567
Bharat Petroleum	39,100		521,844
Bharti Infratel	114,254		769,976
Cairn India	30,592		87,217
DCB Bank	175,063	a	357,402
Dr. Reddy's Laboratories	10,610		580,894
HCL Technologies	73,109		1,040,886
ICICI Bank	145,950		705,914
Idea Cellular	180,700		497,206
Infosys	26,000		401,855
Ion Exchange (India)	24,600		90,743
IRB Infrastructure Developers	135,877		498,123
ITC	102,961		509,199
JM Financial	499,110		340,189
JSW Steel	51,400		704,046
Mahindra & Mahindra	22,884		458,465
Max India	60,830		450,241
Oil & Natural Gas	153,559		746,575
Power Finance	131,922		529,821
Praj Industries	459,127		648,159
Redington India	221,431		335,728

Rural Electrification	153,326		662,494
State Bank of India	201,785		832,585
Tata Consultancy Services	1,500		60,088
Tata Motors	142,160		969,202
Tata Steel	13,154		62,919
Unichem Laboratories	6,523		19,104
UPL	70,716		590,655
Vedanta	45,400		124,158
			14,009,255
Indonesia--.7%
Bank Mandiri	351,200		264,734
Bank Negara Indonesia	1,398,200		555,819
Bank Rakyat Indonesia	802,000		622,591
			1,443,144
Malaysia--1.3%
British American Tobacco Malaysia	9,800		161,039
DiGi.Com	418,700		594,814
Hong Leong Financial Group	22,300		89,602
IJM	195,700		338,183
Malayan Banking	259,900		629,601
Telekom Malaysia	330,400		572,705
Tenaga Nasional	134,000		448,916
			2,834,860
Mexico--2.5%
America Movil, Ser. L	702,800		751,203
Arca Continental	142,800		810,964
Coca-Cola Femsa, Ser. L	10,400		82,644
Controladora Vuela Compania de Aviacion, ADR	55,040	a	657,178
Fibra Uno Administracion	25,100		59,694
Gruma, Cl. B	47,800		616,603
Grupo Aeroportuario del Pacifico, Cl. B	38,200		261,512
Grupo Financiero Banorte, Ser. O	96,400		530,039
Grupo Financiero Inbursa, Ser. O	180,500		409,405
OHL Mexico	162,600	a	211,041
PLA Administradora Industrial	222,300	a	434,912
Qualitas Controladora	207,500	a	343,380
			5,168,575
Philippines--.7%
Ayala Land	772,200		638,790
Globe Telecom	2,200		122,466
Metropolitan Bank & Trust	155,109		323,359
SM Prime Holdings	89,300		39,570
Universal Robina	104,070		447,762
			1,571,947
Poland--1.7%
KGHM Polska Miedz	36,685		1,039,571
Orange Polska	163,609		355,066
PGE	106,702		523,294
Polski Koncern Naftowy Orlen	31,000		608,705
Powszechna Kasa Oszczednosci Bank Polski	83,769		693,322
Powszechny Zaklad Ubezpieczen	3,586		412,628
			3,632,586
Russia--2.4%
Gazprom, ADR	145,016		746,832
Lukoil, ADR	28,266		1,243,845
MMC Norilsk Nickel, ADR	36,523		619,065
Rosneft, GDR	53,872	a	221,953

Rosneft, GDR	168,951		696,078
Sberbank of Russia, ADR	63,717		338,337
Sberbank of Russia, ADR	106,510		555,982
Severstal, GDR	10,469		110,762
Sistema, GDR	12,207		108,032
Tatneft, ADR	16,325		522,073
			5,162,959
South Africa--3.5%
African Rainbow Minerals	6,515		44,303
Barclays Africa Group	48,814		734,176
Barloworld	23,636		187,479
Clicks Group	40,826		302,017
FirstRand	63,377		277,763
Growthpoint Properties	32,864		71,476
Kumba Iron Ore	3,836		47,598
Liberty Holdings	41,175		491,318
Mediclinic International	119,049		1,001,436
MTN Group	60,420		1,136,041
Naspers, Cl. N	2,500		389,405
Redefine Properties	39,233		32,925
Resilient Property Income Fund	4,300		34,090
Sasol	15,930		589,224
Standard Bank Group	30,100		396,278
Steinhoff International Holdings	86,734		548,878
Telkom	90,300	a	475,994
Tsogo Sun Holdings	23,600		47,274
Woolworths Holdings	80,589		653,138
			7,460,813
South Korea--8.9%
AMOREPACIFIC Group	4,770		799,668
BGF Retail	2,473		354,727
BNK Financial Group	30,308		385,830
CJ	2,700		716,482
Coway	12,663		1,037,607
DGB Financial Group	11,620		121,883
Dongbu Insurance	3,574		181,031
E-Mart	2,694		557,904
Hanwha	8,900		376,601
Hanwha Life Insurance	16,172		114,971
Hyosung	4,800		619,660
Hyundai Heavy Industries	4,562	a	453,971
Hyundai Steel	10,034		608,993
Hyundai Wia	2,435		224,846
Industrial Bank of Korea	39,572		512,632
Kangwon Land	20,900		693,263
KB Financial Group	21,634		715,670
Kia Motors	3,353		136,170
Korea Electric Power	16,965		696,577
Korea Investment Holdings	483		27,583
KT	13,838	a	352,944
LG Display	15,261		353,666
Lotte Shopping	1,887		396,702
Mirae Asset Securities	5,945		269,149
Samsung Electronics	4,909		5,580,359
Samsung Fire & Marine Insurance	2,154		567,731
Sansung Life & Science	4,437	a	411,699
SK Hynix	27,506		1,043,080

SK Telecom	2,182		489,040
			18,800,439
Taiwan--6.5%
Advanced Semiconductor Engineering	756,000		1,024,188
AU Optronics	335,000		148,204
Catcher Technology	17,000		212,676
Cathay Financial Holding	651,000		1,137,238
Chailease Holding	99,700		240,408
China Development Financial Holding	2,054,000		778,875
Compal Electronics	396,000		301,609
CTBC Financial Holding	233,000		183,503
E.Sun Financial Holding	291,000		194,286
Foxconn Technology	183,000		664,279
Hon Hai Precision Industry	397,360		1,249,216
Innolux	706,000		368,394
Largan Precision	6,000		685,475
Mega Financial Holding	894,000		805,497
Pegatron	476,000		1,393,080
Pou Chen	284,000		404,998
Ruentex Industries	111,000		253,986
Siliconware Precision Industries	257,000		393,565
SinoPac Financial Holdings	972,834		430,381
Taishin Financial Holdings	648,606		270,125
Taiwan Cement	427,000		539,035
Taiwan Semiconductor Manufacturing	417,000		1,898,864
Zhen Ding Technology Holding	31,000		108,509
			13,686,391
Thailand--2.0%
Bangkok Bank	62,700		331,363
Jasmine Broadband Internet Infrastructure Fund, Cl. F	1,147,400		332,919
PTT	51,600		548,457
PTT Exploration & Production, NVDR	88,900		286,897
PTT Global Chemical	229,543		470,633
PTT Global Chemical, NVDR	348,400		714,325
Siam Cement, NVDR	6,500		100,073
Thai Beverage	1,001,900		569,071
Thai Oil	228,300		371,764
Thai Union Frozen Products, NVDR	929,100		599,677
			4,325,179
Turkey--1.6%
Emlak Konut Gayrimenkul Yatirim Ortakligi	374,216		385,372
Eregli Demir ve Celik Fabrikalari	364,223		589,802
Tofas Turk Otomobil Fabrikasi	39,300		268,344
Tupras Turkiye Petrol Rafinerileri	38,507	a	975,570
Turk Hava Yollari	96,900	a	318,167
Turkiye Halk Bankasi	105,486		486,083
Turkiye Is Bankasi, Cl. C	205,636		432,740
			3,456,078
United Arab Emirates--.7%
Abu Dhabi Commercial Bank	30,900		64,696
Dubai Islamic Bank	312,700		582,338
Emaar Properties	341,922		733,575
First Gulf Bank	43,800		181,263
			1,561,872
United States--3.7%
Global X MSCI Colombia ETF	60,566		646,845
iShares China Large-Cap ETF	14,376		662,734

iShares MSCI Emerging Markets ETF	82,300		3,260,726
iShares MSCI Indonesia ETF	44,402		1,028,794
iShares MSCI Malaysia ETF	54,325		657,876
iShares MSCI Philippines ETF	17,814		685,839
Market Vectors Vietnam ETF	31,649		589,937
Vanguard FTSE Emerging Markets ETF	6,165		252,025
			7,784,776
Total Common Stocks
(cost $129,570,071)			131,340,266

Preferred Stocks--2.5%
Brazil--2.3%
AES Tiete	12,900		72,609
Banco Bradesco	43,920		402,599
Banco do Estado do Rio Grande do Sul, Cl. B	126,100		361,375
Cia Brasileira de Distribuicao	31,100		733,212
Cia Energetica de Minas Gerais	71,100		271,219
Cia Energetica de Sao Paulo, Cl. B	44,400		280,044
Cia Paranaense de Energia, Cl. B	21,400		240,562
Itau Unibanco Holding	86,900		956,456
Metalurgica Gerdau	47,100		96,500
Oi	166,500	a	313,282
Suzano Papel e Celulose, Cl. A	131,700		700,627
Telefonica Brasil	32,500		455,341
			4,883,826
Chile--.1%
Sociedad Quimica y Minera de Chile, Cl. B	6,713		109,210
Colombia--.1%
Grupo Aval Acciones y Valores	248,613		121,672
South Korea--.0%
Samsung Electronics	120		106,827
Total Preferred Stocks
(cost $7,031,776)			5,221,535

Other Investment--33.5%
Registered Investment Company;
Dreyfus Global Emerging Markets Fund, Cl. Y
(cost $68,131,053)	5,066,971	[c,d]	70,937,597
Total Investments (cost $204,732,900)	98.1%		207,499,398
Cash and Receivables (Net)	1.9%		4,049,396
Net Assets	100.0%		211,548,794

ADR - American Depository Receipts
ADS - American Depository Shares
ETF - Exchange-Traded Fund
GDR - Global Depository Receipts
NVDR - Non-Voting Depository Receipts

a	Non-income producing security.
b	The valuation of these securities has been determined in good faith by management under the direction of the Board of
Trustees. At June 30, 2015, the value of these securities amounted to $600,492 or .3% of net assets.
c	Investment in affiliated mutual fund.
d	The fund's investment in the Dreyfus Global Emerging Markets Fund represents 33.5% of the fund's total investments. The
Dreyfus Global Emerging Markets Fund seeks to provide long-term capital appreciation.

At June 30, 2015, net unrealized appreciation on investments was $2,766,498 of which $14,659,314 related to appreciated investment securities and $11,892,816 related to depreciated investment securities. At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Fund: Foreign	33.5
Financial	19.2
Information Technology	11.0
Energy	4.9
Telecommunications	4.9
Materials	4.8
Consumer Staples	4.3
Industrial	4.0
Exchange-Traded Funds	3.7
Consumer Discretionary	3.6
Health Care	2.2
Utilities	2.0
98.1

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
June 30, 2015 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:

South African Rand,
Expiring
7/1/2015 a	1,021,752	83,154	83,984	830

Counterparty;
a	Citigroup

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	122,954,998	600,492	-	123,555,490
Equity Securities - Foreign Preferred Stocks+	5,221,535	-	-	5,221,535
Exchange-Traded Funds	7,784,776	-	-	7,784,776
Mutual Funds	70,937,597	-	-	70,937,597
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	830	-	830

+ See Statement of Investments for additional detailed categorizations
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end June 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
June 30, 2015 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Automobiles & Components--2.0%
Tenneco	37,930	a	2,178,699
Thor Industries	44,701		2,515,772
Winnebago Industries	46,998	b	1,108,683
			5,803,154
Banks--18.6%
Bank of Hawaii	53,170	b	3,545,376
Boston Private Financial Holdings	138,465		1,856,816
Brookline Bancorp	171,717		1,938,685
Capital Bank Financial, Cl. A	29,837	a	867,362
Cardinal Financial	70,825		1,543,277
Central Pacific Financial	64,619		1,534,701
CoBiz Financial	120,174		1,570,674
Columbia Banking System	95,138		3,095,791
CVB Financial	130,441		2,297,066
FCB Financial Holdings, Cl. A	30,540		971,172
First Horizon National	360,825		5,654,128
First Midwest Bancorp	151,152		2,867,353
Seacoast Banking	89,550	a	1,414,890
Synovus Financial	240,372		7,408,265
UMB Financial	51,151		2,916,630
United Community Banks	133,735		2,791,049
Valley National Bancorp	329,378		3,395,887
Washington Trust Bancorp	31,822		1,256,333
Webster Financial	112,339		4,443,007
Wintrust Financial	68,237		3,642,491
			55,010,953
Capital Goods--8.4%
AeroVironment	80,181	a	2,091,120
American Woodmark	23,650	a	1,297,202
Apogee Enterprises	37,988		1,999,688
Astec Industries	48,108		2,011,877
Chart Industries	51,463	a	1,839,802
Comfort Systems USA	70,360		1,614,762
EMCOR Group	28,102		1,342,433
EnerSys	32,146		2,259,542
FreightCar America	54,772		1,143,639
Granite Construction	59,303		2,105,850
Great Lakes Dredge and Dock	92,429	a	550,877
Lindsay	28,768	b	2,528,995
Mueller Industries	33,817		1,174,126
Raven Industries	41,958		853,006
Simpson Manufacturing	62,538		2,126,292
			24,939,211
Commercial & Professional Services--7.5%
ABM Industries	51,633		1,697,177

Advisory Board	49,306	a	2,695,559
FTI Consulting	64,922	a	2,677,383
Interface	122,069		3,057,828
Knoll	95,715		2,395,746
Korn/Ferry International	81,012		2,816,787
McGrath RentCorp	52,990		1,612,486
Steelcase, Cl. A	149,485		2,826,761
TrueBlue	85,426	a	2,554,237
			22,333,964
Consumer Durables & Apparel--5.9%
Cavco Industries	20,474	a	1,544,559
Deckers Outdoor	22,530	a	1,621,484
Ethan Allen Interiors	93,640		2,466,478
iRobot	52,517	a,b	1,674,242
Oxford Industries	26,405		2,309,117
Standard Pacific	173,801	a	1,548,567
Universal Electronics	30,703	a	1,530,238
Vera Bradley	80,361	a	905,668
WCI Communities	96,457	a	2,352,586
William Lyon Homes, Cl. A	63,495	a	1,629,917
			17,582,856
Consumer Services--2.6%
Belmond, Cl. A	181,526	a	2,267,260
Capella Education	20,147		1,081,289
Cheesecake Factory	79,506		4,335,860
			7,684,409
Diversified Financials--.6%
Piper Jaffray	38,786	a	1,692,621
Energy--4.4%
Bill Barrett	123,430	a,b	1,060,264
Cloud Peak Energy	151,435	a,b	705,687
Geospace Technologies	63,973	a,b	1,474,578
Gulf Island Fabrication	44,190		493,602
Natural Gas Services Group	51,327	a	1,171,282
Oil States International	45,181	a	1,682,089
Patterson-UTI Energy	146,732		2,760,763
RPC	123,121	b	1,702,763
Synergy Resources	175,443	a	2,005,313
			13,056,341
Food & Staples Retailing--2.6%
Casey's General Stores	52,435		5,020,127
Fresh Market	59,602	a,b	1,915,608
United Natural Foods	11,660	a	742,509
			7,678,244
Food, Beverage & Tobacco--.4%
Fresh Del Monte Produce	27,503		1,063,266
Health Care Equipment & Services--8.2%
Air Methods	65,960	a,b	2,726,786
Amedisys	1,547	a	61,462
Computer Programs & Systems	21,769		1,162,900
Globus Medical, Cl. A	98,737	a	2,534,579
Hanger	84,381	a	1,977,891

HMS Holdings	119,642	a	2,054,253
Invacare	39,219		848,307
LifePoint Health	46,613	a	4,053,000
Meridian Bioscience	83,588		1,558,080
Natus Medical	32,011	a	1,362,388
Omnicell	63,562	a	2,396,923
WellCare Health Plans	42,652	a	3,618,169
			24,354,738
Insurance--1.1%
First American Financial	41,226		1,534,019
Safety Insurance Group	28,191		1,626,903
			3,160,922
Materials--4.3%
Calgon Carbon	74,054		1,435,166
Carpenter Technology	49,718		1,923,092
Haynes International	29,443		1,452,129
Intrepid Potash	123,786	a	1,478,005
Louisiana-Pacific	167,695	a,b	2,855,846
Stillwater Mining	165,579	a	1,919,061
TimkenSteel	66,940		1,806,711
			12,870,010
Media--3.7%
E.W. Scripps, Cl. A	185,846		4,246,581
Morningstar	9,456		752,225
New York Times, Cl. A	216,543		2,955,812
Time	128,666		2,960,605
			10,915,223
Pharmaceuticals, Biotech & Life Sciences--.9%
Horizon Pharma	79,707	a	2,769,021
Real Estate--6.2%
American Assets Trust	54,209	c	2,125,535
Corporate Office Properties Trust	119,973	c	2,824,164
CyrusOne	75,992	c	2,237,964
EPR Properties	52,786	c	2,891,617
Healthcare Trust of America, Cl. A	102,967		2,466,060
Kite Realty Group Trust	92,099		2,253,663
Pebblebrook Hotel Trust	40,987	c	1,757,523
Physicians Realty Trust	19,050	c	292,608
RLJ Lodging Trust	50,130	c	1,492,871
			18,342,005
Retailing--6.9%
American Eagle Outfitters	295,100	b	5,081,622
Express	186,804	a	3,383,020
Finish Line, Cl. A	63,262		1,759,949
Guess?	94,916	b	1,819,540
Haverty Furniture	41,526		897,792
PEP Boys-Manny Moe & Jack	129,136	a	1,584,499
The Children's Place	41,543		2,717,328
Vitamin Shoppe	67,049	a	2,498,916
Zumiez	22,070	a	587,724
			20,330,390
Semiconductors & Semiconductor Equipment--3.2%

Brooks Automation	186,702		2,137,738
Inphi	31,139	a	711,838
MKS Instruments	50,530		1,917,108
Nanometrics	68,166	a	1,098,836
PDF Solutions	41,339	a	661,424
Teradyne	145,420		2,805,152
			9,332,096
Software & Services--4.1%
Acxiom	100,767	a	1,771,484
Constant Contact	48,177	a	1,385,571
CSG Systems International	90,058		2,851,236
Mentor Graphics	119,709		3,163,909
Monotype Imaging Holdings	45,681		1,101,369
TiVo	195,780	a	1,985,209
			12,258,778
Technology Hardware & Equipment--3.2%
DTS	26,450	a	806,460
Electronics For Imaging	42,483	a	1,848,435
FARO Technologies	21,418	a	1,000,221
Knowles	102,097	a,b	1,847,956
Littelfuse	12,590		1,194,665
ScanSource	36,680	a	1,396,041
Vishay Intertechnology	114,345		1,335,550
			9,429,328
Transportation--.5%
Marten Transport	67,146		1,457,068
Utilities--4.2%
California Water Service Group	64,196		1,466,879
Chesapeake Utilities	46,159		2,485,662
NorthWestern	46,613	b	2,272,384
Piedmont Natural Gas	80,783		2,852,448
Portland General Electric	102,751		3,407,223
			12,484,596
Total Common Stocks
(cost $242,148,540)			294,549,194

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,368)	12,368	[d]	12,368
Investment of Cash Collateral for
Securities Loaned--7.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $22,674,323)	22,674,323	[d]	22,674,323
Total Investments (cost $264,835,231)	107.2%		317,235,885
Liabilities, Less Cash and Receivables	(7.2%)		(21,398,437)
Net Assets	100.0%		295,837,448

a	Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2015, the value of the fund's securities on loan was $25,836,284 and the value of the collateral held by the fund was $28,366,549, consisting of cash collateral of $22,674,323 and U.S. Government &
Agency securities valued at $5,692,226.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At June 30, 2015, net unrealized appreciation on investments was $52,400,654 of which $65,829,645 related to appreciated investment securities and $13,428,991 related to depreciated investment securities. At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	18.6
Capital Goods	8.4
Health Care Equipment & Services	8.2
Money Market Investments	7.7
Commercial & Professional Services	7.5
Retailing	6.9
Real Estate	6.2
Consumer Durables & Apparel	5.9
Energy	4.4
Materials	4.3
Utilities	4.2
Software & Services	4.1
Media	3.7
Semiconductors & Semiconductor Equipment	3.2
Technology Hardware & Equipment	3.2
Consumer Services	2.6
Food & Staples Retailing	2.6
Automobiles & Components	2.0
Insurance	1.1
Pharmaceuticals, Biotech & Life Sciences	.9
Diversified Financials	.6
Transportation	.5
Food, Beverage & Tobacco	.4
107.2

† Based on net assets.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	292,281,934	-	-	292,281,934
Equity Securities - Foreign Common Stocks+	2,267,260	-	-	2,267,260
Mutual Funds	22,686,691	-	-	22,686,691

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
June 30, 2015 (Unaudited)

Common Stocks--98.5%	Shares		Value ($)
Automobiles & Components--1.4%
Motorcar Parts of America	12,991	a	390,899
Banks--4.0%
ConnectOne Bancorp	17,240		371,177
National Bank Holdings, Cl. A	16,372		341,029
PrivateBancorp	10,011		398,638
			1,110,844
Capital Goods--10.2%
Altra Industrial Motion	14,616		397,263
American Woodmark	4,960	a	272,056
Beacon Roofing Supply	14,714	a	488,799
Comfort Systems USA	12,444		285,590
EnerSys	5,925		416,468
Milacron Holdings	11,870		233,602
PGT	27,522	a	399,344
Watsco	3,092		382,604
			2,875,726
Commercial & Professional Services--6.4%
Advisory Board	7,768	a	424,677
CEB	6,040		525,842
Knoll	15,104		378,053
TrueBlue	15,568	a	465,483
			1,794,055
Consumer Durables & Apparel--4.6%
Malibu Boats, Cl. A	18,314	a	367,928
Oxford Industries	3,186		278,616
Steven Madden	8,956	a	383,138
Wolverine World Wide	9,768		278,193
			1,307,875
Consumer Services--2.7%
2U	9,885	a	318,198
Red Robin Gourmet Burgers	4,979	a	427,298
			745,496
Energy--2.7%
Oasis Petroleum	24,572	a,b	389,466
Oil States International	9,967	a	371,071
			760,537
Exchange-Traded Funds--1.3%
iShares Russell 2000 Growth ETF	2,380	b	367,900
Food & Staples Retailing--1.4%
United Natural Foods	6,174	a	393,160
Food, Beverage & Tobacco--.8%
WhiteWave Foods	4,754	a	232,375
Health Care Equipment & Services--10.3%
Align Technology	4,143	a	259,807
EndoChoice Holdings	14,952		244,465
Endologix	22,417	a	343,877
Globus Medical, Cl. A	14,907	a	382,663
HealthStream	12,052	a	366,622
HeartWare International	4,149	a	301,591
LDR Holding	8,319	a	359,797

Medidata Solutions	6,875	a	373,450
Spectranetics	11,152	a	256,607
			2,888,879
Household & Personal Products--1.4%
Inter Parfums	11,806		400,578
Materials--1.1%
Scotts Miracle-Gro, Cl. A	5,260		311,445
Media--3.5%
IMAX	10,869	a	437,695
Lions Gate Entertainment	9,995	b	370,315
MDC Partners, Cl. A	9,670		190,499
			998,509
Pharmaceuticals, Biotech & Life Sciences--14.8%
ACADIA Pharmaceuticals	8,590	a,b	359,749
Celldex Therapeutics	15,885	a	400,620
Cepheid	6,038	a	369,224
Foamix Parmaceuticals	30,026		307,766
Ligand Pharmaceuticals	5,349	a	539,714
Paratek Pharmaceuticals	9,604		247,495
Pfenex	22,777		441,874
Retrophin	12,898	a	427,569
Tokai Pharmaceuticals	11,157		148,388
WuXi PharmaTech, ADR	11,484	a	485,314
ZS Pharma	8,101		424,411
			4,152,124
Retailing--4.7%
American Eagle Outfitters	21,025	b	362,050
Kirkland's	17,690		493,020
Restoration Hardware Holdings	4,868	a,b	475,263
			1,330,333
Semiconductors & Semiconductor Equipment--5.7%
Inphi	14,628	a	334,396
Integrated Device Technology	15,176	a	329,319
MaxLinear, Cl. A	38,879	a	470,436
Mellanox Technologies	9,377	a	455,628
			1,589,779
Software & Services--16.5%
AVG Technologies	18,820	a	512,092
Barracuda Networks	9,238	a	366,010
comScore	7,360	a	391,994
Constant Contact	6,638	a	190,909
Demandware	5,284	a	375,587
FleetMatics Group	8,139	a	381,149
HubSpot	5,560		275,665
LogMeIn	8,868	a	571,897
Mentor Graphics	21,853		577,575
Proofpoint	6,089	a	387,687
SS&C Technologies Holdings	5,579		348,687
Synchronoss Technologies	5,572	a	254,808
			4,634,060
Technology Hardware & Equipment--3.6%
Ciena	10,842	a	256,739
Infinera	17,870	a	374,913
RADWARE	17,123	a	380,131
			1,011,783
Transportation--1.4%
Forward Air	7,763		405,694

Total Common Stocks
(cost $21,644,070)		27,702,051

Other Investment--2.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $600,711)	600,711 [c]	600,711
Investment of Cash Collateral for
Securities Loaned--4.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,163,044)	1,163,044 [c]	1,163,044
Total Investments (cost $23,407,825)	104.7%	29,465,806
Liabilities, Less Cash and Receivables	(4.7%)	(1,326,848)
Net Assets	100.0%	28,138,958

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At June 30, 2015, the value of the fund's securities on loan was $1,967,439 and the value of the collateral held by the fund was $2,045,450, consisting of cash collateral of $1,163,044 and U.S. Government and
Agency securities valued at $882,406.
c Investment in affiliated money market mutual fund.

At June 30, 2015, net unrealized appreciation on investments was $6,057,981 of which $6,356,484 related to appreciated investment securities and $298,503 related to depreciated investment securities. At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	16.5
Pharmaceuticals, Biotech & Life Sciences	14.8
Health Care Equipment & Services	10.3
Capital Goods	10.2
Commercial & Professional Services	6.4
Money Market Investments	6.2
Semiconductors & Semiconductor Equipment	5.7
Retailing	4.7
Consumer Durables & Apparel	4.6
Banks	4.0
Technology Hardware & Equipment	3.6
Media	3.5
Consumer Services	2.7
Energy	2.7
Automobiles & Components	1.4
Food & Staples Retailing	1.4
Household & Personal Products	1.4
Transportation	1.4
Exchange-Traded Funds	1.3
Materials	1.1
Food, Beverage & Tobacco	.8
104.7

† Based on net assets.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	24,639,505	-	-	24,639,505
Equity Securities - Foreign Common Stocks+	2,694,646	-	-	2,694,646
Exchange-Traded Funds	367,900	-	-	367,900
Mutual Funds	1,763,755	-	-	1,763,755

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
June 30, 2015 (Unaudited)

Common Stocks--97.7%	Shares		Value ($)
Automobiles & Components--1.4%
Gentex	855,246		14,043,139
Banks--4.3%
SVB Financial Group	115,327	a	16,604,781
Webster Financial	327,825		12,965,479
Wintrust Financial	237,918		12,700,063
			42,270,323
Capital Goods--14.0%
AO Smith	176,637		12,714,331
B/E Aerospace	170,434		9,356,827
Beacon Roofing Supply	467,380	a	15,526,364
Carlisle	173,135		17,334,276
EMCOR Group	215,800		10,308,766
EnerSys	169,949		11,945,715
ITT	355,972		14,893,869
Nordson	153,627		11,966,007
Sensata Technologies Holding	191,206	a	10,084,204
Snap-on	81,656		13,003,718
Watsco	99,606		12,325,246
			139,459,323
Commercial & Professional Services--3.9%
Advisory Board	283,816	a	15,516,221
CEB	171,915		14,966,920
Towers Watson & Co., Cl. A	65,678		8,262,292
			38,745,433
Consumer Durables & Apparel--5.8%
Jarden	214,310	a	11,090,543
Polaris Industries	84,635		12,535,290
PVH	130,160		14,994,432
Steven Madden	265,601	a	11,362,411
Wolverine World Wide	283,542		8,075,276
			58,057,952
Consumer Services--1.1%
Panera Bread, Cl. A	65,085	a,b	11,374,905
Diversified Financials--1.2%
CBOE Holdings	211,431		12,098,082
Energy--2.4%
Oil States International	353,710	a	13,168,623
QEP Resources	600,146		11,108,703
			24,277,326
Exchange-Traded Funds--3.0%
iShares Russell 2000 Growth ETF	189,963	b	29,364,481
Food & Staples Retailing--1.4%
United Natural Foods	223,277	a	14,218,279
Food, Beverage & Tobacco--1.2%
WhiteWave Foods	242,794	a	11,867,771
Health Care Equipment & Services--9.5%

Acadia Healthcare	146,906	a,b	11,507,147
Align Technology	282,776	a	17,732,883
athenahealth	96,970	a,b	11,110,823
Brookdale Senior Living	376,019	a	13,047,859
Cooper	95,284		16,957,694
Endologix	561,644	a	8,615,619
Medidata Solutions	210,113	a	11,413,338
Spectranetics	192,136	a,b	4,421,049
			94,806,412
Materials--3.6%
Bemis	317,868		14,307,239
Headwaters	529,514	a	9,647,745
Scotts Miracle-Gro, Cl. A	191,060		11,312,663
			35,267,647
Media--3.0%
IMAX	394,786	a	15,898,032
Lions Gate Entertainment	372,207	b	13,790,269
			29,688,301
Pharmaceuticals, Biotech & Life Sciences--10.0%
ACADIA Pharmaceuticals	244,848	a,b	10,254,234
Alkermes	247,282	a	15,910,124
Celldex Therapeutics	474,444	a,b	11,965,478
Cepheid	186,210	a	11,386,742
Jazz Pharmaceuticals	109,695	a	19,313,999
Ligand Pharmaceuticals	174,381	a,b	17,595,043
Receptos	68,201	a	12,961,600
			99,387,220
Real Estate--2.6%
CBRE Group, Cl. A	324,150	a	11,993,550
Realogy Holdings	306,811	a	14,334,210
			26,327,760
Retailing--5.6%
HSN	228,228		16,019,323
LKQ	448,010	a	13,550,062
Ulta Salon Cosmetics & Fragrance	70,196	a	10,841,772
Williams-Sonoma	180,931		14,885,193
			55,296,350
Semiconductors & Semiconductor Equipment--4.1%
Integrated Device Technology	576,953	a	12,519,880
Mellanox Technologies	339,208	a	16,482,117
Microchip Technology	247,253	b	11,725,974
			40,727,971
Software & Services--14.8%
Akamai Technologies	211,466	a	14,764,556
ANSYS	82,063	a	7,487,428
Barracuda Networks	256,404	a	10,158,726
comScore	202,106	a	10,764,166
Demandware	194,647	a,b	13,835,509
Fleetmatics Group	229,611	a	10,752,683
HomeAway	224,434	a	6,984,386
LogMeIn	250,483	a	16,153,649
Proofpoint	134,414	a,b	8,558,139

ServiceNow	102,766	a	7,636,541
SS&C Technologies Holdings	159,876		9,992,250
Synchronoss Technologies	197,673	a	9,039,586
Synopsys	407,959	a	20,663,123
			146,790,742
Technology Hardware & Equipment--3.3%
Infinera	585,005	a,b	12,273,405
IPG Photonics	97,159	a,b	8,275,518
Palo Alto Networks	68,501	a	11,967,125
			32,516,048
Telecommunication Services--.5%
Level 3 Communications	85,975	a	4,528,303
Transportation--1.0%
Hub Group, Cl. A	242,282	a	9,773,656
Total Common Stocks
(cost $797,750,306)			970,887,424

Other Investment--2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $20,100,499)	20,100,499	[c]	20,100,499
Investment of Cash Collateral for
Securities Loaned--6.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $66,804,267)	66,804,267	[c]	66,804,267
Total Investments (cost $884,655,072)	106.4%		1,057,792,190
Liabilities, Less Cash and Receivables	(6.4%)		(63,662,007)
Net Assets	100.0%		994,130,183

ETF - Exchange Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At June 30, 2015, the value of the fund's securities on loan was $126,758,913 and the value of the collateral held by the fund was $129,198,970, consisting of cash collateral of $66,804,267 and U.S. Government and Agency securities valued at $62,394,703.
c Investment in affiliated money market mutual fund.

At June 30, 2015, net unrealized appreciation on investments was $173,137,118 of which $182,551,514 related to appreciated investment securities and $9,414,396 related to depreciated investment securities. At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	14.8
Capital Goods	14.0
Pharmaceuticals, Biotech & Life Sciences	10.0
Health Care Equipment & Services	9.5
Money Market Investments	8.7

Consumer Durables & Apparel	5.8
Retailing	5.6
Banks	4.3
Semiconductors & Semiconductor Equipment	4.1
Commercial & Professional Services	3.9
Materials	3.6
Technology Hardware & Equipment	3.3
Exchange-Traded Funds	3.0
Media	3.0
Real Estate	2.6
Energy	2.4
Automobiles & Components	1.4
Food & Staples Retailing	1.4
Diversified Financials	1.2
Food, Beverage & Tobacco	1.2
Consumer Services	1.1
Transportation	1.0
Telecommunication Services	.5
106.4

† Based on net assets.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	944,236,709	-	-	944,236,709
Equity Securities - Foreign Common Stocks+	26,650,715	-	-	26,650,715
Mutual Funds	86,904,766	-	-	86,904,766

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
June 30, 2015 (Unaudited)

Common Stocks--97.1%	Shares		Value ($)
Australia--.7%
Dexus Property Group	1,227,364		6,912,913
Belgium--1.7%
Anheuser-Busch InBev	131,004		15,700,383
Brazil--.2%
International Meal Company Alimentacao, Cl. A	548,116	a	1,673,031
China--.8%
China Biologic Products	64,019	a	7,372,428
Finland--1.0%
Nokia	1,307,941		8,880,199
France--4.6%
Air Liquide	119,305		15,089,692
Sanofi	146,922		14,453,385
Vivendi	524,531		13,230,522
			42,773,599
Germany--10.8%
Bayer	104,462		14,621,512
Brenntag	253,792		14,551,632
Commerzbank	1,126,450	a	14,398,035
Continental	31,017		7,339,470
Infineon Technologies	1,174,445		14,572,870
LEG Immobilien	291,042	a	20,220,894
SAP	127,946		8,929,318
Telefonica Deutschland Holding	1,099,982		6,340,060
			100,973,791
Hong Kong--5.2%
AIA Group	2,699,312		17,672,605
Belle International Holdings	9,151,525		10,542,810
Jardine Matheson Holdings	169,400		9,613,450
Man Wah Holdings	10,943,000		10,743,171
			48,572,036
India--1.0%
HDFC Bank, ADR	159,232		9,638,313
Ireland--1.7%
CRH	557,917		15,656,460
Israel--.1%
Bank Hapoalim	242,518		1,306,427
Italy--2.0%
Atlantia	369,579		9,130,494
Pirelli & C.	556,115		9,386,587
			18,517,081
Japan--28.5%
Don Quijote Holdings	618,800		26,342,673
FANUC	63,600		13,033,362
Japan Airlines	487,486		17,008,336
Japan Tobacco	723,300		25,770,721

LIXIL Group	346,100		6,871,945
M3	331,700		6,672,757
NGK Spark Plug	402,000		11,151,612
Nomura Holdings	1,693,000		11,490,018
Recruit Holdings	352,071		10,744,660
Sawai Pharmaceutical	121,600		7,084,267
Skylark	1,092,000		14,392,254
SoftBank	471,400		27,767,476
Stanley Electric	353,700		7,375,433
Sugi Holdings	321,600		16,423,581
Suntory Beverage & Food	205,800		8,197,696
Tokyo Electron	257,300		16,287,152
TOPCON	510,300		12,300,404
Toyota Motor	391,800		26,260,860
			265,175,207
Macau--.7%
Sands China	1,810,800		6,097,088
Mexico--.5%
Grupo Financiero Santander Mexico, Cl. B, ADR	497,735		4,554,275
Netherlands--3.3%
Reed Elsevier	538,569		12,774,037
Wolters Kluwer	609,508		18,105,577
			30,879,614
Norway--1.1%
DNB	603,894		10,074,592
Philippines--.8%
Energy Development	41,999,100		6,967,249
LT Group	412,700		127,407
			7,094,656
Portugal--.6%
Galp Energia	511,286		5,996,487
Russia--.5%
TBC Bank, GDR	430,965		4,438,940
Switzerland--11.5%
Actelion	65,009	a	9,511,986
Credit Suisse Group	616,180	a	16,937,618
Nestle	288,452		20,825,189
Novartis	228,293		22,500,882
Roche Holding	65,116		18,247,384
Zurich Insurance Group	64,259	a	19,560,523
			107,583,582
United Kingdom--19.8%
Associated British Foods	216,854		9,782,349
Barclays	5,730,078		23,453,669
British American Tobacco	286,955		15,397,387
Centrica	3,832,052		15,883,592
Dixons Carphone	1,288,332		9,180,104
GlaxoSmithKline	660,158		13,717,852
Imagination Technologies Group	873,705	a	3,037,321
Just Eat	1,606,485	a	10,268,338
Merlin Entertainments	1,258,239	b	8,443,748
Next	90,693		10,616,285

Prudential	1,182,940	28,484,312
Vodafone Group	6,047,544	21,840,676
Wolseley	225,738	14,410,997
		184,516,630
Total Common Stocks
(cost $774,026,172)		904,387,732

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $16,922,863)	16,922,863 [c]	16,922,863

Total Investments (cost $790,949,035)	98.9%	921,310,595
Cash and Receivables (Net)	1.1%	10,269,822
Net Assets	100.0%	931,580,417

ADR --American Depository Receipts
GDR --Global Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, this security was valued at $8,443,748 or .9% of net assets.
c	Investment in affiliated money market mutual fund.

At June 30, 2015, net unrealized appreciation on investments was $130,361,560 of which $163,328,666 related to appreciated investment securities and $32,967,106 related to depreciated investment securities. At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	23.0
Financial	21.3
Health Care	13.6
Consumer Staples	12.0
Industrial	9.2
Telecommunication Services	6.0
Information Technology	5.6
Materials	3.3
Utilities	2.5
Money Market Investment	1.8
Energy	.6
98.9

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
June 30, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring
8/14/2015 a	56,132,307	44,827,308	43,197,165	(1,630,143)

Japanese Yen,
Expiring:
7/1/2015 a	552,788,171	4,480,709	4,516,797	36,088
7/2/2015 a	91,214,836	742,568	745,311	2,743
7/15/2015 a	5,353,476,000	44,972,454	43,750,965	(1,221,489)

Sales:		Proceeds ($)

Euro,
Expiring
7/1/2015 b	3,398,771	3,791,703	3,789,127	2,576

Hong Kong Dollar,
Expiring:
7/2/2015 c	4,668,333	602,187	602,245	(58)
7/3/2015 c	5,461,629	704,513	704,585	(72)

Israeli Shekel,
Expiring
7/1/2015 c	10,239,885	2,716,939	2,713,307	3,632

Japanese Yen,
Expiring:
7/3/2015 b	37,619,017	307,225	307,383	(158)
7/15/2015 a	5,353,476,000	44,357,584	43,750,965	606,619
8/14/2015 a	5,393,494,000	44,827,308	44,093,817	733,491

Gross Unrealized Appreciation				1,385,149
Gross Unrealized Depreciation				(2,851,920)

Counterparties:
a	JP Morgan Chase Bank
b	UBS
c	Royal Bank of Scotland

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	26,003,956	-	-	26,003,956
Equity Securities - Foreign Common Stocks+	878,383,776	-	-	878,383,776
Mutual Funds	16,922,863	-	-	16,922,863
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	1,385,149	-	1,385,149
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(2,851,920)	-	(2,851,920)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end June 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Sensitive Total Return Bond Fund
June 30, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--8.5%		Rate (%)	Date	Amount ($)	a	Value ($)
Asset-Backed Certificates--.6%
OneMain Financial Issuance Trust,
Ser. 2014-1A, Cl. B		3.24	6/18/24	1,180,000	b	1,187,964
Asset-Backed Ctfs./Auto Receivables--.9%
Capital Auto Receivables Asset
Trust, Ser. 2014-2, Cl. D		2.81	8/20/19	240,000		242,100
DT Auto Owner Trust,
Ser. 2014-2A, Cl. D		3.68	4/15/21	1,500,000	b	1,508,779
						1,750,879
Commercial Mortgage Pass-Through Ctfs.--.6%
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C24, Cl. AJ		5.66	3/15/45	1,250,000	c	1,262,610
Consumer Discretionary--.9%
iHeartCommunications,
Sr. Scd. Notes		9.00	3/1/21	875,000		795,156
Neiman Marcus Group,
Gtd. Notes		8.00	10/15/21	875,000	b	925,313
						1,720,469
Energy--.5%
Carrizo Oil & Gas,
Gtd. Notes		6.25	4/15/23	950,000		957,125
Financial--1.2%
Denali Borrower,
Sr. Scd. Notes		5.63	10/15/20	800,000	b	843,000
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	750,000	b	750,000
HUB International,
Sr. Unscd. Notes		7.88	10/1/21	750,000	b	766,875
						2,359,875
Foreign/Governmental--2.2%
Australian Government,
Sr. Unscd. Bonds, Ser. 137	AUD	2.75	4/21/24	1,950,000		1,485,336
Australian Government,
Sr. Unscd. Bonds, Ser. 143	AUD	2.75	10/21/19	3,600,000		2,839,128
						4,324,464
Health Care--.4%
Dignity Health,
Unscd. Bonds		2.64	11/1/19	760,000		768,067
Telecommunications--1.2%
Digicel,
Sr. Unscd. Notes		6.00	4/15/21	925,000	b	894,124
Intelsat Jackson Holdings,
Gtd. Notes		7.25	4/1/19	750,000		764,062
T-Mobile USA,
Gtd. Bonds		6.13	1/15/22	750,000		776,250
						2,434,436
Total Bonds and Notes
(cost $17,280,597)						16,765,889

Long-Term Municipal		Coupon	Maturity	Principal
Investments--86.9%		Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.3%
Alabama Public School and College
Authority, Capital Improvement
Revenue		5.00	1/1/19	1,000,000		1,130,330
Alabama Public School and College
Authority, Capital Improvement
Revenue		5.00	1/1/26	1,250,000		1,486,113
Arizona--.3%

Phoenix Industrial Development
Authority, Education Facility
Revenue (Legacy Traditional
Schools Projects)	3.00	7/1/20	500,000	b	498,965
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	190,000		190,004
Arkansas--1.0%
Arkansas Development Finance
Authority, HR (Washington
Regional Medical Center)	5.00	2/1/25	1,835,000		2,079,679
California--9.3%
California,
Economic Recovery Bonds	5.00	7/1/18	340,000		382,826
California,
Economic Recovery Bonds
(Escrowed to Maturity)	5.00	7/1/18	1,160,000		1,299,664
California,
GO (Various Purpose)	5.00	9/1/22	1,000,000		1,196,710
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.00	8/15/18	1,030,000		1,154,589
California State Public Works
Board, LR (Judicial Council of
California) (New Stockton
Courthouse)	5.00	10/1/26	1,000,000		1,173,080
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/17	1,015,000		1,114,825
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	1,000,000		1,187,820
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	4.60	6/1/23	750,000		808,185
Jurupa Public Financing Authority,
Special Tax Revenue	5.00	9/1/29	1,060,000		1,185,515
Los Angeles Community Facilities
District Number 4, Special Tax
Revenue (Playa Vista-Phase 1)	5.00	9/1/28	1,000,000		1,122,010
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/23	1,000,000		1,206,900
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000		1,418,527
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/22	2,000,000		2,292,400
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,000,000		1,167,830
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.00	7/1/16	500,000		518,405
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/18	1,000,000		1,097,840
Colorado--.4%
City and County of Denver,
Airport System Subordinate
Revenue	5.00	11/15/22	720,000		832,205

Connecticut--.6%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/33	1,000,000	1,138,610
District of Columbia--. 6%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/24	1,000,000	1,158,270
Florida--11.1%
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/25	3,000,000	3,482,910
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/20	1,500,000	1,711,950
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/25	1,000,000	1,173,600
Jacksonville,
Special Revenue	5.00	10/1/27	1,000,000	1,158,100
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/17	1,000,000	1,092,500
Lee County,
Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/25	1,000,000	1,175,080
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.25	10/1/23	1,000,000	1,153,700
Miami-Dade County,
Seaport Revenue	5.00	10/1/22	2,000,000	2,310,700
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade
County School Board
Foundation, Inc.)	5.00	5/1/26	1,500,000	1,733,580
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/18	1,000,000	1,115,830
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement with Palm Beach
School Board Leasing
Corporation)	5.00	8/1/21	1,845,000	2,153,392
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/18	750,000	815,422
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	5.00	9/1/23	500,000	572,610
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00	11/15/18	1,000,000	1,120,370
Village Community Development
District Number 7, Special
Assessment Revenue	3.00	5/1/19	650,000	672,977
Village Community Development

District Number 7, Special
Assessment Revenue	3.00	5/1/20	600,000	620,352
Georgia--3.1%
Atlanta,
Airport General Revenue	5.00	1/1/22	1,000,000	1,136,590
Atlanta Development Authority,
Senior Lien Revenue (New
Downtown Atlanta Stadium
Project)	5.00	7/1/29	1,000,000	1,132,900
DeKalb County,
Water and Sewerage Revenue	5.00	10/1/21	2,380,000	2,790,764
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	1,000,000	1,160,110
Illinois--5.8%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.25	1/1/24	1,500,000	1,710,105
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,000,000	1,088,240
Chicago,
GO (Neighborhoods Alive 21
Program)	5.00	1/1/20	1,000,000	1,033,750
Chicago,
Second Lien Water Revenue	5.00	11/1/26	1,000,000	1,096,680
Chicago Park District,
Limited Tax GO	5.00	1/1/28	2,500,000	2,619,900
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated Group)	5.00	11/15/26	1,000,000	1,146,220
Northern Illinois University Board
of Trustees, Auxiliary
Facilities System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/17	1,500,000	1,590,465
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/17	1,000,000	1,073,270
Indiana--1.6%
Indianapolis Local Public
Improvement Bond Bank, Revenue	5.00	6/1/17	1,625,000	1,755,439
Knox County,
EDR (Good Samaritan Hospital
Project)	5.00	4/1/23	1,300,000	1,454,661
Kansas--1.5%
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/18	1,415,000	1,591,734
Kansas Development Finance
Authority, Revolving Funds
Revenue (Kansas Department of
Health and Environment)	5.00	3/1/21	1,150,000	1,329,285
Kentucky--.6%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue	5.00	5/15/23	1,000,000	1,183,390
Louisiana--1.2%
Louisiana,

State Highway Improvement
Revenue	5.00	6/15/25	1,000,000	1,197,680
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/20	1,000,000	1,139,910
Maryland--.6%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.13	6/1/20	1,000,000	1,093,380
Michigan--3.7%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000	1,131,010
Michigan Finance Authority,
HR (Beaumont Health Credit
Group)	5.00	8/1/25	1,000,000	1,143,820
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000	1,102,800
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of
the City of Detroit State
Qualified Unlimoted Tax GO
Local Project Bonds)	5.00	5/1/20	1,125,000	1,280,756
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	1,500,000	1,659,465
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/16	1,000,000	1,057,810
Minnesota--1.2%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Care System
Project)	5.00	11/15/21	1,000,000	1,106,910
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/29	1,120,000	1,288,829
Missouri--2.9%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/23	1,000,000	1,154,840
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/28	1,000,000	1,107,380
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue (Prairie State
Project)	5.00	12/1/29	3,120,000	3,554,179
Nebraska--.6%
Nebraska Public Power District,

General Revenue	5.00	1/1/30	1,000,000		1,150,030
New Jersey--4.1%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/18	1,250,000		1,352,988
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.10	6/1/23	1,000,000		1,109,660
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue)	5.00	7/1/18	1,225,000		1,353,858
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	5.00	7/1/25	1,000,000		1,149,130
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	1,000,000		1,101,090
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/24	1,000,000		1,127,930
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,000,000		1,000,640
New Mexico--1.0%
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.88	8/1/19	1,000,000	c	1,001,470
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue (SBPA; Royal
Bank of Canada)	0.78	2/1/19	1,000,000	c	998,420
New York--9.0%
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/24	2,000,000		2,385,660
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/26	1,205,000		1,391,534
New York City,
GO	5.00	8/1/21	2,000,000		2,275,180
New York City,
GO	5.00	3/1/25	1,000,000		1,184,790
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/19	1,000,000		1,123,310
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,000,000		1,129,300
Onondaga Civic Development
Corporation, Revenue (Saint
Joseph's Hospital Health
Center Project)	5.00	7/1/25	1,000,000		1,069,260
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/30	1,000,000		1,118,410
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.48	12/3/19	3,500,000	c	3,454,535
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/24	2,150,000		2,559,554

North Carolina--1.0%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Pennybryn at
Maryfield)	5.00	10/1/19	1,875,000	2,030,606
Ohio--1.9%
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Case Western
Reserve University Project)	5.00	12/1/23	1,500,000	1,784,235
Southeastern Ohio Port Authority,
Hospital Facilities
Improvement Revenue (Memorial
Health System Obligated Group
Project)	5.50	12/1/29	820,000	879,106
University of Toledo,
General Receipts Bonds	5.00	6/1/17	1,050,000	1,130,892
Pennsylvania--1.6%
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/22	2,000,000	2,092,500
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000	1,083,480
Rhode Island--1.5%
Rhode Island Health and
Educational Building
Corporation, Higher Education
Facilities Revenue (Brown
University Issue)	5.00	9/1/21	700,000	830,221
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	1,000,000	1,141,590
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/35	1,000,000	1,065,160
South Carolina--.6%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/21	1,000,000	1,176,240
South Dakota--1.3%
South Dakota Conservancy District,
Revenue (State Revolving Fund
Program)	5.00	8/1/17	2,370,000	2,583,324
Tennessee--.6%
Metropolitan Government of
Nashville and Davidson County,
GO	5.00	7/1/22	1,000,000	1,192,620
Texas--13.3%
Arlington Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/27	1,400,000	1,620,920
Corpus Christi,
Utility System Junior Lien
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/15/23	1,725,000	2,011,022
Harris County-Houston Sports

Authority, Senior Lien Revenue	5.00	11/15/29	750,000		843,052
Houston,
Airport System Special
Facilities Revenue (United
Airlines, Inc. Terminal E
Project)	4.75	7/1/24	1,000,000		1,078,270
Houston,
Airport System Subordinate
Lien Revenue (Insured; XLCA)	0.37	7/1/32	2,725,000	c	2,544,469
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/18	1,355,000		1,529,605
Houston,
Public Improvement GO	5.00	3/1/24	2,000,000		2,408,820
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/20	1,000,000		1,150,840
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/22	1,000,000		1,167,470
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/21	2,000,000		2,297,680
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/20	1,210,000		1,389,128
Stafford Economic Development
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	6.00	9/1/15	270,000		272,632
Tarrant Regional Water District,
Water Transmission Facilities
Contract Revenue (City of
Dallas Project)	5.00	9/1/18	1,000,000		1,125,450
Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000		1,089,830
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Escrowed to Maturity)	0.00	9/1/16	10,000	d	9,943
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	1,905,000		2,045,646
Trinity River Authority of Texas,
Revenue (Tarrant County Water
Project)	5.00	2/1/23	1,940,000		2,295,233
West Travis County Public Utility
Agency, Revenue	5.00	8/15/23	1,140,000		1,288,394
Virginia--1.4%
Virginia College Building
Authority, Educational
Facilities Revenue (Marymount
University Project)	5.00	7/1/19	425,000		466,650
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/24	2,000,000		2,350,720
West Virginia--.6%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/17	1,135,000		1,240,657
Wisconsin--1.6%
Public Finance Authority of
Wisconsin, Senior Living

Revenue (Rose Villa Project)	4.25	11/15/20	1,000,000		1,004,480
Wisconsin Health and Educational
Facilities Authority, Health
Facilities Revenue (UnityPoint
Health)	5.00	12/1/23	1,000,000		1,178,400
Wisconsin Health and Educational
Facilities Authority, Revenue
(ProHealth Care, Inc.
Obligated Group)	5.00	8/15/33	1,000,000		1,084,130
Total Long-Term Municipal Investments
(cost $167,803,159)					172,336,811

Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.6%	Rate (%)	Date	Amount ($)		Value ($)
Connecticut--2.4%
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.01	7/1/15	4,700,000	e	4,700,000
Texas--1.2%
Houston,
Combined Utility System First
Lien Revenue	0.93	7/7/15	2,500,000	e	2,496,700
Total Short-Term Municipal Investments
(cost $7,200,000)					7,196,700
Total Investments (cost $192,283,756)			99.0%		196,299,400
Cash and Receivables (Net)			1.0%		1,919,163
Net Assets			100.0%		198,218,563

a	Principal amount stated in U.S. Dollars unless otherwise noted. AUD--Australian Dollar
b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities were valued at $7,375,020 or 3.8% of net assets.

c	Variable rate security--interest rate subject to periodic change.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Variable rate demand note - rate shown is the interest rate in effect at June 30, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2015, net unrealized appreciation on investments was $4,015,644 of which $5,423,331 related to appreciated investment securities and $1,407,687 related to depreciated investment securities. At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds

ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
June 30, 2015 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Purchases:
Euro,
Expiring
7/31/2015 a	90,000	100,912	100,379	(533)

Sales:
Australian Dollar,
Expiring
7/31/2015 b	5,400,000	4,154,220	4,158,652	(4,432)

Gross Unrealized Depreciation				(4,965)

Counterparties:
a	Bank of America
b	JPMorgan Chase Bank

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	2,938,843	-	2,938,843
Commercial Mortgage-Backed	-	1,262,610	-	1,262,610
Corporate Bonds+	-	8,239,972	-	8,239,972
Foreign Government	-	4,324,464	-	4,324,464
Municipal Bonds+	-	179,533,511	-	179,533,511
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(4,965)	-	(4,965)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end June 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)